S-K 1602(c) Dilution	Jan. 28, 2026 USD ($) $ / shares shares
No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value (in Dollars) | $	$ 13,293
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 250,944,678
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	12,321,429
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	37,914,286
Net Tangible Book Value After Transaction Per Share (in Dollars per share) | $ / shares	$ 6.62
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ 0
No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value (in Dollars) | $	$ 13,293
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 288,813,293
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	12,321,429
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	43,271,429
Net Tangible Book Value After Transaction Per Share (in Dollars per share) | $ / shares	$ 6.67
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ 0
Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value (in Dollars) | $	$ 13,293
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 188,444,678
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	12,321,429
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	31,664,286
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.95
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ 0
Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value (in Dollars) | $	$ 13,293
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 216,938,293
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	12,321,429
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	36,083,929
Net Tangible Book Value After Transaction Per Share (in Dollars per share) | $ / shares	$ 6.01
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ 0
Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value (in Dollars) | $	$ 13,293
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 125,944,678
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	12,321,429
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	25,414,286
Net Tangible Book Value After Transaction Per Share (in Dollars per share) | $ / shares	$ 4.95
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ 0
Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value (in Dollars) | $	$ 13,293
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 145,063,293
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	12,321,429
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	28,896,429
Net Tangible Book Value After Transaction Per Share (in Dollars per share) | $ / shares	$ 5.02
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ 0
Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value (in Dollars) | $	$ 13,293
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 63,444,678
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	12,321,429
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	19,164,286
Net Tangible Book Value After Transaction Per Share (in Dollars per share) | $ / shares	$ 3.31
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ 0
Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value (in Dollars) | $	$ 13,293
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 73,188,293
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	12,321,429
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	21,708,929
Net Tangible Book Value After Transaction Per Share (in Dollars per share) | $ / shares	$ 3.37
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ 0
Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value (in Dollars) | $	$ 13,293
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 944,678
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	12,321,429
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	12,914,286
Net Tangible Book Value After Transaction Per Share (in Dollars per share) | $ / shares	$ 0.07
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ 0
Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value (in Dollars) | $	$ 13,293
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 1,313,293
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	12,321,429
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	14,521,429
Net Tangible Book Value After Transaction Per Share (in Dollars per share) | $ / shares	$ 0.09
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ 0
Net Proceeds from this Offering and the Sale of the Private Placement Shares [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 251,300,000
Net Proceeds from this Offering and the Sale of the Private Placement Shares [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	288,800,000
Net Proceeds from this Offering and the Sale of the Private Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	251,300,000
Net Proceeds from this Offering and the Sale of the Private Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	288,800,000
Net Proceeds from this Offering and the Sale of the Private Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	251,300,000
Net Proceeds from this Offering and the Sale of the Private Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	288,800,000
Net Proceeds from this Offering and the Sale of the Private Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	251,300,000
Net Proceeds from this Offering and the Sale of the Private Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	288,800,000
Net Proceeds from this Offering and the Sale of the Private Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	251,300,000
Net Proceeds from this Offering and the Sale of the Private Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	288,800,000
Overallotment Liability [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(368,615)
Overallotment Liability [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(368,615)
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(368,615)
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(368,615)
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(368,615)
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Amounts Paid for Redemptions [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Amounts Paid for Redemptions [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Amounts Paid for Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(62,500,000)
Amounts Paid for Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(71,875,000)
Amounts Paid for Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(125,000,000)
Amounts Paid for Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(143,750,000)
Amounts Paid for Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(187,500,000)
Amounts Paid for Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(215,625,000)
Amounts Paid for Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(250,000,000)
Amounts Paid for Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ (287,500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(1,607,413)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(1,607,413)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(1,607,413)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(1,607,413)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(1,607,413)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment
Ordinary shares offered [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	25,000,000
Ordinary shares offered [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	28,750,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	25,000,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	28,750,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	25,000,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	28,750,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	25,000,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	28,750,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	25,000,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	28,750,000
Representative shares [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	2,000,000
Representative shares [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	2,000,000
Representative shares [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	2,000,000
Representative shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	2,000,000
Representative shares [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	2,000,000
Representative shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	2,000,000
Representative shares [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	2,000,000
Representative shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	2,000,000
Representative shares [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	2,000,000
Representative shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	2,000,000
Private shares [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	200,000
Private shares [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	200,000
Private shares [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	200,000
Private shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	200,000
Private shares [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	200,000
Private shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	200,000
Private shares [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	200,000
Private shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	200,000
Private shares [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	200,000
Private shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	200,000
Ordinary shares redeemed [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment
Ordinary shares redeemed [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(6,250,000)
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(7,187,500)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(12,500,000)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(14,375,000)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(18,750,000)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(21,562,500)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(25,000,000)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(28,750,000)